Shareholders Equity - Outstanding (Details)	Dec. 31, 2022 EquityInstruments shares	Dec. 31, 2021 EquityInstruments shares	Dec. 31, 2020 EquityInstruments
Stock-based payments
Common share outstanding | shares	191,892,691	191,334,392
Stock options | EquityInstruments	724,653	822,046	745,962
Restricted Share Units | EquityInstruments	102,104	98,894
Total | shares	192,719,448	192,255,332